Small Cap Stock Index Portfolio
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9%
Automobiles & Components — 1.5%
Adient PLC(a)	27,328	552,299
Dana, Inc.	39,330	1,323,454
Dauch Corp.(a)	83,419	494,675
Dorman Products, Inc.(a)	9,713	1,013,649
Fox Factory Holding Corp.(a)	14,788	243,410
Gentherm, Inc.(a)	10,823	300,663
LCI Industries	8,474	1,042,132
Patrick Industries, Inc.(b)	11,654	1,294,410
Phinia, Inc.	13,279	908,815
Standard Motor Products, Inc.	7,179	249,398
Winnebago Industries, Inc.	9,921	307,452
XPEL, Inc.(a),(b)	8,949	396,083
		8,126,440
Banks — 8.7%
Ameris Bancorp	22,474	1,752,747
Atlantic Union Bankshares Corp.	49,653	1,774,598
Axos Financial, Inc.(a)	19,850	1,689,036
Banc of California, Inc.	46,860	823,799
BancFirst Corp.(b)	7,269	788,686
Bank of Hawaii Corp.	13,926	1,034,005
BankUnited, Inc.	25,964	1,172,534
Banner Corp.	11,920	723,306
Beacon Financial Corp.	29,354	880,620
Capitol Federal Financial, Inc.	41,836	298,291
Cathay General Bancorp	23,535	1,173,455
Central Pacific Financial Corp.	9,151	292,466
City Holding Co.	5,045	602,978
Community Financial System, Inc.	18,401	1,079,219
Customers Bancorp, Inc.(a)	11,136	772,950
CVB Financial Corp.	44,624	865,259
Dime Community Bancshares, Inc.	14,215	480,751
Eagle Bancorp, Inc.(b)	9,554	237,608
FB Financial Corp.	14,137	734,276
First BanCorp.	54,488	1,163,864
First Bancorp/Southern Pines NC(b)	14,632	824,513
First Commonwealth Financial Corp.	35,898	631,087
First Financial Bancorp	36,205	1,009,395
First Hawaiian, Inc.	42,968	1,058,731
First Interstate BancSystem, Inc., Cl. A(b)	30,806	1,028,920
Fulton Financial Corp.	67,042	1,363,634
Hanmi Financial Corp.	10,267	270,638
Heritage Financial Corp.	14,403	374,478
Hilltop Holdings, Inc.	14,596	522,829
Hope Bancorp, Inc.	45,481	508,023
Independent Bank Corp.(b)	17,355	1,305,270
Lakeland Financial Corp.	8,762	502,764
National Bank Holdings Corp., Cl. A	15,778	617,866
NBT Bancorp, Inc.	18,458	785,942

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Banks — 8.7% (continued)
Northwest Bancshares, Inc.	51,240	650,236
OFG Bancorp	15,149	612,929
Park National Corp.	5,631	920,387
Pathward Financial, Inc.	7,622	680,111
Preferred Bank	3,968	359,858
Provident Financial Services, Inc.	45,686	966,716
Renasant Corp.	33,143	1,197,457
S&T Bancorp, Inc.	13,099	547,931
Seacoast Banking Corp. of Florida	34,165	1,034,858
ServisFirst Bancshares, Inc.	17,596	1,281,517
Simmons First National Corp., Cl. A	50,626	984,676
Southside Bancshares, Inc.	9,838	305,863
Stellar Bancorp, Inc.	15,872	581,074
The Bancorp, Inc.(a)	14,833	796,977
Tompkins Financial Corp.	4,364	344,058
Triumph Financial, Inc.(a),(b)	7,929	473,044
TrustCo Bank Corp. NY	6,314	276,427
Trustmark Corp.	20,667	870,907
United Community Banks, Inc.	42,236	1,330,012
WaFd, Inc.	26,569	834,267
Westamerica BanCorp	8,596	448,281
WSFS Financial Corp.	18,705	1,224,429
		45,866,553
Capital Goods — 12.0%
AAR Corp.(a)	13,671	1,496,428
Air Lease Corp.	36,882	2,395,117
Alamo Group, Inc.(b)	3,798	626,556
Albany International Corp., Cl. A	10,081	526,329
American Woodmark Corp.(a)	5,111	203,571
Apogee Enterprises, Inc.	7,452	249,940
Arcosa, Inc.	17,176	1,823,061
Argan, Inc.(b)	4,859	2,646,454
Armstrong World Industries, Inc.	15,104	2,489,139
Astec Industries, Inc.	8,101	436,158
AZZ, Inc.	10,456	1,308,359
Boise Cascade Co.(b)	12,973	984,002
CSW Industrials, Inc.(b)	5,768	1,503,025
DNOW, Inc.(a)	65,022	774,412
DXP Enterprises, Inc.(a),(b)	4,448	621,519
Enerpac Tool Group Corp.	18,449	672,835
Enpro, Inc.	7,378	1,849,296
ESCO Technologies, Inc.	9,069	2,551,745
Everus Construction Group, Inc.(a)	17,864	2,109,024
Federal Signal Corp.	21,296	2,302,949
Franklin Electric Co., Inc.	13,396	1,234,709
Gates Industrial Corp. PLC(a)	88,905	2,010,142
Gibraltar Industries, Inc.(a)	10,290	410,262
Granite Construction, Inc.(b)	15,233	1,826,132
Griffon Corp.	13,653	992,300
Hayward Holdings, Inc.(a)	69,873	934,901
Insteel Industries, Inc.	6,763	227,304

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Capital Goods — 12.0% (continued)
JBT Marel Corp.	18,201	2,327,362
Kadant, Inc.(b)	4,122	1,205,067
Kennametal, Inc.	26,636	962,359
Lindsay Corp.	3,662	436,034
Masterbrand, Inc.(a),(b)	44,445	369,338
Mercury Systems, Inc.(a)	18,496	1,348,543
Mueller Water Products, Inc., Cl. A	54,769	1,505,600
MYR Group, Inc.(a)	5,436	1,534,692
National Presto Industries, Inc.	1,836	251,642
Powell Industries, Inc.	3,328	1,800,714
Primoris Services Corp.(b)	18,923	2,706,746
Proto Labs, Inc.(a)	8,341	475,604
Quanex Building Products Corp.	15,998	287,484
Resideo Technologies, Inc.(a)	48,238	1,626,103
Rush Enterprises, Inc., Cl. A	21,239	1,404,110
Standex International Corp.(b)	4,235	1,079,332
Sunrun, Inc.(a),(b)	81,252	1,101,777
Tennant Co.	6,380	423,632
The Greenbrier Companies, Inc.	10,718	564,303
Titan International, Inc.(a)	16,576	114,540
Trinity Industries, Inc.	28,210	907,798
VSE Corp.	10,085	1,859,674
WillScot Holdings Corp.(b)	63,622	1,104,478
Worthington Enterprises, Inc.	11,005	573,801
Zurn Elkay Water Solutions Corp.	51,990	2,331,232
		63,507,634
Commercial & Professional Services — 3.9%
ABM Industries, Inc.	20,522	790,507
Amentum Holdings, Inc.(a),(b)	53,821	1,403,652
Brady Corp., Cl. A	15,374	1,248,984
Casella Waste Systems, Inc., Cl. A(a),(b)	21,890	1,736,753
CoreCivic, Inc.(a)	35,040	662,606
CSG Systems International, Inc.	9,405	751,836
Deluxe Corp.	15,618	430,120
Enviri Corp.(a)	27,918	547,751
Healthcare Services Group, Inc.(a)	24,787	459,799
HNI Corp.	24,241	809,407
Insperity, Inc.(b)	12,636	341,677
Interface, Inc.	20,409	508,592
Korn Ferry	18,280	1,150,726
Legalzoom.com, Inc.(a)	40,770	231,166
Liquidity Services, Inc.(a)	8,371	255,901
ManpowerGroup, Inc.	16,431	484,057
MillerKnoll, Inc.	23,980	346,751
OPENLANE, Inc.(a)	37,215	1,084,817
Paycom Software, Inc.	17,114	2,080,036
Pitney Bowes, Inc.(b)	52,226	577,097
Robert Half, Inc.(b)	34,606	878,992
The GEO Group, Inc.(a)	47,883	804,913
UniFirst Corp.	5,086	1,279,587
Upwork, Inc.(a),(b)	45,656	500,390

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Commercial & Professional Services — 3.9% (continued)
Verra Mobility Corp.(a)	56,248	803,784
Vestis Corp.(a),(b)	39,403	309,708
		20,479,609
Consumer Discretionary Distribution & Retail — 4.0%
Academy Sports & Outdoors, Inc.(b)	23,332	1,317,091
Advance Auto Parts, Inc.(b)	21,021	1,108,858
American Eagle Outfitters, Inc.	55,211	922,024
Asbury Automotive Group, Inc.(a),(b)	6,809	1,330,547
Boot Barn Holdings, Inc.(a)	10,654	1,559,319
CarMax, Inc.(a)	49,660	2,064,863
Etsy, Inc.(a)	34,569	1,727,759
Group 1 Automotive, Inc.	4,132	1,366,163
Kohl’s Corp.	39,537	510,027
LKQ Corp.(b)	89,644	2,632,844
MarineMax, Inc.(a),(b)	6,775	183,332
Monro, Inc.(b)	10,460	167,778
National Vision Holdings, Inc.(a),(b)	27,596	714,736
Sally Beauty Holdings, Inc.(a)	34,335	475,540
Signet Jewelers Ltd.(b)	14,248	1,205,951
Sonic Automotive, Inc., Cl. A(b)	5,119	351,010
The Buckle, Inc.	10,460	526,766
Upbound Group, Inc.	18,466	333,311
Urban Outfitters, Inc.(a)	18,844	1,193,767
Victoria’s Secret & Co.(a)	28,083	1,301,928
Winmark Corp.	1,043	445,935
		21,439,549
Consumer Durables & Apparel — 3.8%
Acushnet Holdings Corp.	9,619	899,184
Callaway Golf Co.(a)	48,811	677,497
Carter’s, Inc.	12,763	456,405
Cavco Industries, Inc.(a)	2,718	1,316,300
Century Communities, Inc.	8,852	507,928
Champion Homes, Inc.(a)	19,368	1,440,398
Dream Finders Homes, Inc., Cl. A(a),(b)	10,281	143,112
Ethan Allen Interiors, Inc.	8,214	182,844
G-III Apparel Group Ltd.	13,019	360,626
Green Brick Partners, Inc.(a)	10,669	687,617
Installed Building Products, Inc.(b)	7,932	2,103,170
Kontoor Brands, Inc.	17,895	1,257,840
La-Z-Boy, Inc.	14,286	459,152
Leggett & Platt, Inc.	47,790	472,165
LGI Homes, Inc.(a),(b)	7,140	282,244
M/I Homes, Inc.(a)	9,146	1,119,928
Meritage Homes Corp.	23,395	1,446,747
Mohawk Industries, Inc.(a)	18,187	1,790,692
Newell Brands, Inc.	146,450	502,324
Oxford Industries, Inc.(b)	4,863	187,274
Sonos, Inc.(a)	42,591	570,719
Steven Madden Ltd.	25,446	863,128
Tri Pointe Homes, Inc.(a)	29,586	1,382,554
Under Armour, Inc., Cl. A(a),(b)	66,340	392,069

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Consumer Durables & Apparel — 3.8% (continued)
Under Armour, Inc., Cl. C(a),(b)	41,018	237,494
Wolverine World Wide, Inc.	28,414	463,716
		20,203,127
Consumer Services — 4.3%
ADT, Inc.	177,705	1,167,522
BJ’s Restaurants, Inc.(a)	7,357	258,231
Brinker International, Inc.(a)	15,252	2,177,528
Caesars Entertainment, Inc.(a)	71,482	1,889,269
Covista, Inc.(a)	12,086	1,392,912
Cracker Barrel Old Country Store, Inc.(b)	7,747	217,768
Frontdoor, Inc.(a)	25,255	1,334,979
Golden Entertainment, Inc.	6,904	184,268
Laureate Education, Inc.(a)	46,966	1,636,295
Life Time Group Holdings, Inc.(a)	53,287	1,435,552
Marriott Vacations Worldwide Corp.(b)	9,608	625,673
Matthews International Corp., Cl. A(b)	10,959	282,961
Mister Car Wash, Inc.(a)	34,826	242,737
Monarch Casino & Resort, Inc.	4,244	405,726
OneSpaWorld Holdings, Ltd.(b)	35,867	823,148
Papa John’s International, Inc.(b)	11,624	376,734
Penn Entertainment, Inc.(a)	44,502	668,865
Perdoceo Education Corp.	21,175	787,922
Pursuit Attractions and Hospitality, Inc.(a)	7,673	281,062
Red Rock Resorts, Inc., Cl. A(b)	16,964	905,199
Sabre Corp.(a)	141,712	205,482
Shake Shack, Inc., Cl. A(a)	14,091	1,246,631
Six Flags Entertainment Corp.(a),(b)	35,660	632,965
Strategic Education, Inc.	8,089	671,063
Stride, Inc.(a)	14,717	1,297,598
The Cheesecake Factory, Inc.(b)	16,000	876,000
The Wendy’s Company(b)	55,911	388,582
United Parks & Resorts, Inc.(a),(b)	9,404	307,135
		22,719,807
Consumer Staples Distribution & Retail — .8%
Grocery Outlet Holding Corp.(a),(b)	34,793	245,291
PriceSmart, Inc.	8,842	1,330,721
The Andersons, Inc.	11,689	839,036
The Chefs’ Warehouse, Inc.(a)	12,682	753,945
United Natural Foods, Inc.(a)	21,382	963,473
		4,132,466
Energy — 6.4%
Archrock, Inc.	61,418	2,137,346
Atlas Energy Solutions, Inc.(b)	27,253	357,559
Bristow Group, Inc.	8,810	413,101
Cactus, Inc., Cl. A	24,052	1,139,343
California Resources Corp.	27,517	1,904,727
Comstock Resources, Inc.(a),(b)	27,667	583,220
Core Laboratories, Inc.	16,114	270,554
Core Natural Resources, Inc.	17,945	1,879,380
Crescent Energy Co., Cl. A	85,284	1,151,334
CVR Energy, Inc.(a)	10,602	356,757

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Energy — 6.4% (continued)
Dorian LPG Ltd.	12,780	437,076
Helix Energy Solutions Group, Inc.(a)	47,973	474,453
Helmerich & Payne, Inc.	35,174	1,267,319
Innovex International, Inc.(a)	13,504	329,363
International Seaways, Inc.(b)	14,134	1,030,086
Kinetik Holdings, Inc.(b)	15,921	770,736
Kodiak Gas Services, Inc.	29,108	1,697,579
Liberty Energy, Inc.(b)	56,754	1,634,515
Magnolia Oil & Gas Corp., Cl. A	63,348	1,999,896
Noble Corp. PLC(b)	44,045	2,161,288
Northern Oil & Gas, Inc.(b)	36,539	1,068,035
Oceaneering International, Inc.(a)	34,943	1,239,428
Par Pacific Holdings, Inc.(a)	17,648	1,105,471
Patterson-UTI Energy, Inc.	120,970	1,310,105
Peabody Energy Corp.(b)	42,587	1,403,242
REX American Resources Corp.(a)	9,977	454,652
RPC, Inc.	30,494	215,897
SM Energy Co.	79,273	2,471,732
Talos Energy, Inc.(a)	44,029	693,897
Tidewater, Inc.(a),(b)	16,125	1,347,244
World Kinect Corp.(b)	19,609	452,380
		33,757,715
Equity Real Estate Investment Trusts — 5.7%
Acadia Realty Trust(c)	46,182	883,000
American Assets Trust, Inc.(c)	16,489	303,562
Apple Hospitality REIT, Inc.(b),(c)	76,624	881,942
Centerspace(c)	5,845	335,795
Curbline Properties Corp.(c)	33,950	875,571
DiamondRock Hospitality Co.(c)	71,054	665,776
Douglas Emmett, Inc.(b),(c)	59,005	555,827
Easterly Government Properties, Inc.(c)	15,141	324,472
Essential Properties Realty Trust, Inc.(b),(c)	73,504	2,231,581
Four Corners Property Trust, Inc.(c)	38,435	908,988
Getty Realty Corp.(b),(c)	19,273	612,881
Global Net Lease, Inc.(c)	68,814	644,099
Highwoods Properties, Inc.(c)	38,726	829,124
Innovative Industrial Properties, Inc.(b),(c)	9,777	490,414
JBG SMITH Properties(b),(c)	21,079	307,964
LTC Properties, Inc.(c)	16,675	619,643
LXP Industrial Trust(c)	20,641	954,853
Medical Properties Trust, Inc.(b),(c)	172,258	797,555
Millrose Properties, Inc.(c)	53,998	1,511,944
NexPoint Residential Trust, Inc.(c)	7,785	194,625
Outfront Media, Inc.(c)	50,955	1,350,308
Pebblebrook Hotel Trust(b),(c)	40,023	505,490
Phillips Edison & Co., Inc.(c)	44,057	1,648,613
Ryman Hospitality Properties, Inc.(c)	22,065	2,035,938
Safehold, Inc.(c)	15,964	215,993
Saul Centers, Inc.(c)	4,497	146,512
SL Green Realty Corp.(c)	24,786	915,595
Sunstone Hotel Investors, Inc.(c)	66,507	599,228

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Equity Real Estate Investment Trusts — 5.7% (continued)
Tanger, Inc.(c)	40,314	1,369,870
Terreno Realty Corp.(c)	36,573	2,246,314
The Macerich Company(c)	89,697	1,695,273
Universal Health Realty Income Trust(c)	4,493	181,832
Urban Edge Properties(c)	44,010	879,320
Veris Residential, Inc.(c)	28,585	539,399
Whitestone REIT(c)	15,603	251,988
Xenia Hotels & Resorts, Inc.(c)	33,034	489,894
		30,001,183
Financial Services — 7.4%
Acadian Asset Management, Inc.	9,195	500,392
Adamas Trust, Inc.(b),(c)	28,991	213,374
Apollo Commercial Real Estate Finance, Inc.(b),(c)	45,712	482,719
Arbor Realty Trust, Inc.(b),(c)	68,821	530,610
ARMOUR Residential REIT, Inc.(b),(c)	39,189	653,672
Artisan Partners Asset Management, Inc., Cl. A	24,848	904,219
BGC Group, Inc., Cl. A	126,740	1,239,517
Blackstone Mortgage Trust, Inc., Cl. A(c)	55,579	1,064,338
Bread Financial Holdings, Inc.	15,445	1,156,676
Cohen & Steers, Inc.	9,670	604,858
Donnelley Financial Solutions, Inc.(a)	9,316	439,156
Ellington Financial, Inc.(b),(c)	43,654	517,300
Enact Holdings, Inc.	10,252	418,384
Encore Capital Group, Inc.(a),(b)	7,842	549,881
Enova International, Inc.(a)	8,656	1,175,744
EVERTEC, Inc.	22,408	632,354
EZCORP, Inc., Cl. A(a)	20,578	522,270
Franklin BSP Realty Trust, Inc.(b),(c)	28,638	243,137
HA Sustainable Infrastructure Capital, Inc.(b)	44,530	1,636,477
Jackson Financial, Inc., Cl. A	24,801	2,621,962
MarketAxess Holdings, Inc.	13,018	2,147,710
Merchants Bancorp(b)	10,225	438,755
Moelis & Co., Cl. A	25,915	1,477,155
Navient Corp.	22,864	187,027
NCR Atleos Corp.(a)	25,883	1,127,981
NMI Holdings, Inc.(a)	26,628	998,816
Payoneer Global, Inc.(a)	101,848	491,926
PennyMac Mortgage Investment Trust(c)	30,756	358,615
Piper Sandler Companies	23,536	1,801,681
PJT Partners, Inc., Cl. A	8,513	1,189,436
PRA Group, Inc.(a)	13,918	243,565
PROG Holdings, Inc.	13,724	393,742
Radian Group, Inc.	47,451	1,569,679
Redwood Trust, Inc.(b),(c)	43,480	243,923
Rithm Capital Corp.(b),(c)	194,680	1,845,566
Sezzle, Inc.(a),(b)	6,013	380,563
StepStone Group, Inc., Cl. A	25,749	1,228,742
StoneX Group, Inc.(a)	24,638	1,987,014
The Western Union Company(b)	111,009	969,109
Two Harbors Investment Corp.(c)	37,215	424,995
Victory Capital Holdings, Inc., Cl. A(b)	16,625	1,088,605

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Financial Services — 7.4% (continued)
Virtu Financial, Inc., Cl. A	27,914	1,227,658
Virtus Investment Partners, Inc.	2,248	302,019
Walker & Dunlop, Inc.	12,049	534,735
WisdomTree, Inc.(b)	40,550	590,408
World Acceptance Corp.(a)	1,035	139,766
		39,496,231
Food, Beverage & Tobacco — 1.5%
Cal-Maine Foods, Inc.(b)	15,688	1,241,705
Fresh Del Monte Produce, Inc.	11,466	461,621
Freshpet, Inc.(a)	17,093	1,007,803
J & J Snack Foods Corp.	5,327	422,271
John B. Sanfilippo & Son, Inc.	3,223	255,681
Lamb Weston Holdings, Inc.	48,638	2,055,442
National Beverage Corp.(a)	8,187	275,492
The Simply Good Foods Company(a)	29,828	428,032
The Vita Coco Company, Inc.(a)	15,357	735,754
Tootsie Roll Industries, Inc.	7,211	308,055
Universal Corp.	8,818	464,709
Vital Farms, Inc.(a),(b)	12,973	183,179
		7,839,744
Health Care Equipment & Services — 5.7%
Acadia Healthcare Co., Inc.(a),(b)	32,310	755,731
AdaptHealth Corp.(a)	37,201	442,692
Addus HomeCare Corp.(a)	6,420	601,233
AMN Healthcare Services, Inc.(a)	13,220	242,455
Artivion, Inc.(a)	14,825	542,891
Astrana Health, Inc.(a),(b)	14,947	366,500
Avanos Medical, Inc.(a)	16,620	232,846
BrightSpring Health Services, Inc.(a)	46,361	1,975,442
Certara, Inc.(a),(b)	41,196	234,817
Concentra Group Holdings Parent, Inc.	41,671	893,843
CONMED Corp.	10,892	385,141
CorVel Corp.(a)	10,945	598,144
Embecta Corp.	20,497	181,193
Enovis Corp.(a)	20,011	455,250
Glaukos Corp.(a)	20,115	2,165,581
HealthStream, Inc.	8,101	167,772
ICU Medical, Inc.(a)	8,624	1,113,790
Inspire Medical Systems, Inc.(a)	9,092	468,965
Integer Holdings Corp.(a),(b)	12,271	1,079,848
Integra LifeSciences Holdings Corp.(a),(b)	23,476	221,144
LeMaitre Vascular, Inc.	7,304	797,378
Merit Medical Systems, Inc.(a)	20,764	1,431,263
Molina Healthcare, Inc.(a)	18,036	2,404,199
National HealthCare Corp.	4,347	694,216
Neogen Corp.(a),(b)	75,956	705,631
NeoGenomics, Inc.(a)	45,878	340,415
Omnicell, Inc.(a)	15,826	528,272
Pediatrix Medical Group, Inc.(a)	29,271	626,107
Privia Health Group, Inc.(a)	40,272	828,395
Progyny, Inc.(a)	28,078	476,764

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Health Care Equipment & Services — 5.7% (continued)
QuidelOrtho Corp.(a)	23,928	393,137
RadNet, Inc.(a)	24,394	1,363,381
Schrodinger, Inc.(a)	19,792	224,837
Select Medical Holdings Corp.	38,593	628,680
STAAR Surgical Co.(a)	17,289	323,304
Tandem Diabetes Care, Inc.(a),(b)	23,582	452,067
Teleflex, Inc.	15,478	1,851,324
TransMedics Group, Inc.(a),(b)	11,968	1,189,739
U.S. Physical Therapy, Inc.	5,252	393,690
UFP Technologies, Inc.(a),(b)	2,707	524,075
Waystar Holding Corp.(a)	40,427	974,695
		30,276,847
Household & Personal Products — .6%
Central Garden & Pet Co.(a)	2,908	106,927
Central Garden & Pet Co., Cl. A(a)	17,866	579,216
Edgewell Personal Care Co.	16,225	346,241
Energizer Holdings, Inc.(b)	21,075	346,052
Interparfums, Inc.(b)	6,397	581,103
Reynolds Consumer Products, Inc.	18,921	400,747
WD-40 Co.	4,723	963,209
		3,323,495
Insurance — 2.3%
AMERISAFE, Inc.	6,617	220,545
Assured Guaranty Ltd.	15,155	1,234,829
Employers Holdings, Inc.	7,832	322,208
Genworth Financial, Inc.(a)	139,621	1,133,723
Goosehead Insurance, Inc., Cl. A(a)	8,637	368,454
HCI Group, Inc.	3,741	578,396
Horace Mann Educators Corp.	14,249	608,147
Kemper Corp.	20,563	628,405
Lincoln National Corp.	59,203	2,101,707
Mercury General Corp.	9,267	816,886
Palomar Holdings, Inc.(a)	9,263	1,106,929
ProAssurance Corp.(a)	17,959	443,946
Safety Insurance Group, Inc.	5,235	380,270
SiriusPoint Ltd.(a)	36,516	786,555
Stewart Information Services Corp.	10,585	651,824
Trupanion, Inc.(a)	12,001	307,346
United Fire Group, Inc.	7,813	289,550
		11,979,720
Materials — 5.3%
Alpha Metallurgical Resources, Inc.(a)	3,789	777,768
Balchem Corp.	11,342	1,922,242
Celanese Corp.	38,351	2,522,345
Century Aluminum Co.(a)	18,588	1,090,930
Eastman Chemical Co.	39,960	3,049,747
Element Solutions, Inc.	79,668	2,719,866
FMC Corp.(b)	43,650	751,653
Hawkins, Inc.(b)	7,294	1,120,358
HB Fuller Co.	19,132	1,180,062
Ingevity Corp.(a)	12,551	894,008

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Materials — 5.3% (continued)
Innospec, Inc.	8,741	638,268
Kaiser Aluminum Corp.	5,636	679,194
Koppers Holdings, Inc.	6,755	261,283
Materion Corp.	7,262	1,050,448
Metallus, Inc.(a)	12,481	203,940
Minerals Technologies, Inc.	10,882	771,751
O-I Glass, Inc.(a)	53,360	560,814
Quaker Chemical Corp.(b)	4,754	590,589
Sealed Air Corp.	51,577	2,168,813
Sensient Technologies Corp.	14,869	1,285,276
Stepan Co.	7,570	378,349
Sylvamo Corp.	11,691	493,828
The Chemours Company	52,835	1,163,955
Warrior Met Coal, Inc.	18,411	1,714,985
Worthington Steel, Inc.	11,255	341,589
		28,332,061
Media & Entertainment — 2.7%
Cable One, Inc.(a)	1,636	149,220
Cargurus, Inc.(a),(b)	28,584	973,285
Cinemark Holdings, Inc.	36,305	1,035,419
DoubleVerify Holdings, Inc.(a)	46,780	444,410
IAC, Inc.(a),(b)	22,830	913,885
John Wiley & Sons, Inc., Cl. A	14,110	537,591
Madison Square Garden Sports Corp.(a)	6,296	2,023,534
Match Group, Inc.	82,676	2,538,980
QuinStreet, Inc.(a)	19,765	237,378
Scholastic Corp.(b)	7,908	308,887
Shutterstock, Inc.	8,135	135,122
Sphere Entertainment Co.(a)	9,327	1,094,990
TripAdvisor, Inc.(a),(b)	40,090	427,359
Versant Media Group, Inc.(a)	50,914	1,884,836
Yelp, Inc.(a),(b)	20,407	504,869
Ziff Davis, Inc.(a),(b)	13,841	580,768
ZoomInfo Technologies, Inc.(a),(b)	94,089	562,652
		14,353,185
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
ACADIA Pharmaceuticals, Inc.(a)	43,845	975,990
ADMA Biologics, Inc.(a)	83,351	750,993
Alkermes PLC(a)	57,827	2,044,763
Amneal Pharmaceuticals, Inc.(a)	59,819	743,550
Amphastar Pharmaceuticals, Inc.(a)	12,433	243,562
ANI Pharmaceuticals, Inc.(a)	6,335	487,162
Apellis Pharmaceuticals, Inc.(a),(b)	35,691	1,435,849
Arcus Biosciences, Inc.(a)	29,688	641,261
Azenta, Inc.(a)	14,495	306,279
BioLife Solutions, Inc.(a)	13,671	260,843
Catalyst Pharmaceuticals, Inc.(a)	40,742	1,008,772
Collegium Pharmaceutical, Inc.(a)	10,939	361,753
Corcept Therapeutics, Inc.(a)	32,786	1,321,604
Cytek Biosciences, Inc.(a)	39,601	173,056
Fortrea Holdings, Inc.(a)	32,416	305,359

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.6% (continued)
Harmony Biosciences Holdings, Inc.(a)	13,800	386,538
Indivior Pharmaceuticals, Inc.(a)	43,726	1,332,768
Innoviva, Inc.(a)	25,007	582,663
Krystal Biotech, Inc.(a),(b)	9,039	2,334,954
Ligand Pharmaceuticals, Inc.(a),(b)	6,893	1,376,187
Organon & Co.	91,330	547,067
Pacira BioSciences, Inc.(a),(b)	14,394	325,304
Perrigo Co. PLC	47,679	512,072
Phibro Animal Health Corp., Cl. A	7,158	395,909
Prestige Consumer Healthcare, Inc.(a)	16,572	982,222
Protagonist Therapeutics, Inc.(a),(b)	20,581	2,169,237
PTC Therapeutics, Inc.(a)	28,118	1,915,679
Sarepta Therapeutics, Inc.(a)	36,670	797,939
Supernus Pharmaceuticals, Inc.(a)	20,195	1,043,880
TG Therapeutics, Inc.(a)	47,617	1,581,837
Veracyte, Inc.(a)	27,818	896,018
Vericel Corp.(a),(b)	17,600	566,192
Vir Biotechnology, Inc.(a)	39,925	357,728
Xencor, Inc.(a)	25,028	301,838
		29,466,828
Real Estate Management & Development — .5%
Cushman & Wakefield Ltd.(a)	81,070	993,918
eXp World Holdings, Inc.(b)	30,879	184,965
Kennedy-Wilson Holdings, Inc.	41,909	453,455
Marcus & Millichap, Inc.	8,518	226,494
The St. Joe Company	13,945	875,746
		2,734,578
Semiconductors & Semiconductor Equipment — 4.0%
ACM Research, Inc., Cl. A(a)	18,618	732,618
Alpha & Omega Semiconductor Ltd.(a)	8,840	195,894
Axcelis Technologies, Inc.(a),(b)	10,751	1,000,703
Cohu, Inc.(a),(b)	16,213	496,442
Diodes, Inc.(a)	16,067	1,096,734
Enphase Energy, Inc.(a)	45,830	1,732,832
FormFactor, Inc.(a)	27,148	2,633,085
Ichor Holdings Ltd.(a)	12,094	563,701
Impinj, Inc.(a)	9,479	973,493
Kulicke & Soffa Industries, Inc.	18,411	1,209,971
MaxLinear, Inc.(a)	28,460	494,920
PDF Solutions, Inc.(a),(b)	11,085	362,590
Penguin Solutions, Inc.(a),(b)	16,744	294,694
Photronics, Inc.(a)	20,565	831,032
Power Integrations, Inc.(b)	19,347	990,567
Qorvo, Inc.(a)	29,545	2,286,783
Semtech Corp.(a)	32,409	2,491,928
SolarEdge Technologies, Inc.(a)	20,943	1,069,140
Ultra Clean Holdings, Inc.(a)	15,895	988,351
Veeco Instruments, Inc.(a),(b)	21,081	713,803
		21,159,281
Software & Services — 3.7%
A10 Networks, Inc.	25,038	578,879

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Software & Services — 3.7% (continued)
ACI Worldwide, Inc.(a)	36,103	1,480,584
Adeia, Inc.	38,419	923,209
Agilysys, Inc.(a),(b)	8,943	636,205
Alarm.com Holdings, Inc.(a)	17,369	750,167
ASGN, Inc.(a)	14,954	578,869
BlackLine, Inc.(a),(b)	17,588	650,756
Box, Inc., Cl. A(a)	50,161	1,185,806
Cleanspark, Inc.(a),(b)	89,569	762,232
Clear Secure, Inc., Cl. A	31,044	1,502,840
DigitalOcean Holdings, Inc.(a),(b)	27,831	2,387,343
DXC Technology Co.(a)	59,453	747,324
Grid Dynamics Holdings, Inc.(a)	23,558	134,281
Life360, Inc.(a),(b)	27,457	1,120,795
LiveRamp Holdings, Inc.(a)	22,108	586,304
MARA Holdings, Inc.(a),(b)	132,447	1,080,768
N-able, Inc.(a)	26,900	125,623
NCR Voyix Corp.(a)	49,014	310,259
Progress Software Corp.(a),(b)	14,726	377,722
Q2 Holdings, Inc.(a)	21,855	1,033,741
RingCentral, Inc., Cl. A(b)	26,554	987,543
Sprinklr, Inc., Cl. A(a)	42,918	257,508
SPS Commerce, Inc.(a)	13,276	739,075
Teradata Corp.(a)	32,454	831,796
		19,769,629
Technology Hardware & Equipment — 5.1%
Arlo Technologies, Inc.(a)	37,169	528,915
Badger Meter, Inc.	10,321	1,572,404
Benchmark Electronics, Inc.	12,513	701,479
Calix, Inc.(a)	21,099	1,033,640
Corsair Gaming, Inc.(a)	16,044	89,044
CTS Corp.	10,099	482,328
Digi International, Inc.(a)	13,198	636,144
ePlus, Inc.	9,203	692,526
Extreme Networks, Inc.(a)	47,299	713,269
Harmonic, Inc.(a)	38,860	348,963
Insight Enterprises, Inc.(a)	10,856	727,461
Itron, Inc.(a),(b)	16,040	1,437,665
Knowles Corp.(a)	29,738	763,672
Mirion Technologies, Inc.(a),(b)	85,685	1,592,884
Napco Security Technologies, Inc.	12,610	496,708
NetScout Systems, Inc.(a)	24,028	763,850
OSI Systems, Inc.(a),(b)	5,423	1,439,861
PC Connection, Inc.	3,946	230,683
Plexus Corp.(a)	9,381	1,900,028
Ralliant Corp.	39,507	1,643,096
Rogers Corp.(a)	5,856	628,524
Sanmina Corp.(a)	19,124	2,479,235
ScanSource, Inc.(a)	6,892	250,180
Viasat, Inc.(a)	47,570	2,178,706

Description	Shares	Value ($)
Equity Securities - Common Stocks — 100.9% (continued)
Technology Hardware & Equipment — 5.1% (continued)
Viavi Solutions, Inc.(a)	81,037	2,696,911
Vishay Intertechnology, Inc.(b)	43,249	778,482
		26,806,658
Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.(b)	16,854	317,529
Gogo, Inc.(a)	27,184	109,280
Iridium Communications, Inc.	36,975	1,025,687
Lumen Technologies, Inc.(a)	330,463	2,296,718
Shenandoah Telecommunications Co.	15,601	240,567
Telephone and Data Systems, Inc.	34,419	1,449,040
Uniti Group, Inc.(a)	62,474	586,006
		6,024,827
Transportation — 1.9%
Allegiant Travel Co.(a)	4,774	386,885
ArcBest Corp.(b)	7,827	769,864
Forward Air Corp.(a)	7,712	128,867
Heartland Express, Inc.	15,504	161,242
Hertz Global Holdings, Inc.(a),(b)	43,807	201,950
Hub Group, Inc., Cl. A	21,339	769,058
JetBlue Airways Corp.(a),(b)	102,176	451,618
Lyft, Inc., Cl. A(a),(b)	139,425	1,854,352
Marten Transport Ltd.	19,876	260,972
Matson, Inc.	10,920	1,790,225
RXO, Inc.(a),(b)	57,947	847,185
Schneider National, Inc., Cl. B(b)	17,256	454,868
SkyWest, Inc.(a)	14,035	1,288,834
Sun Country Airlines Holdings, Inc.(a)	18,538	306,248
Werner Enterprises, Inc.(b)	21,101	620,580
		10,292,748
Utilities — 2.4%
American States Water Co.	13,553	1,024,878
Avista Corp.	28,704	1,152,179
California Water Service Group	20,844	945,067
Chesapeake Utilities Corp.	8,344	1,054,431
Clearway Energy, Inc., Cl. A	11,963	468,591
Clearway Energy, Inc., Cl. C(b)	29,714	1,167,463
H2O America(b)	13,033	764,646
Hawaiian Electric Industries, Inc.(a),(b)	60,345	895,520
MDU Resources Group, Inc.(b)	71,579	1,483,117
MGE Energy, Inc.	12,848	993,022
Middlesex Water Co.	6,369	331,506
Northwest Natural Holding Co.	14,556	774,670
Otter Tail Corp.	14,676	1,288,112
Unitil Corp.	6,215	324,672
		12,667,874
Total Equity Securities - Common Stocks (cost $398,688,105)		534,757,789
Exchange-Traded Funds — .2%
Registered Investment Companies — .2%
iShares Core S&P Small-Cap ETF(b) (cost $940,027)	9,738	1,210,531

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5	3,619	0
Omniab Operations, Inc.-Earnout 15.0	3,619	0
Total Rights (cost $12,944)		0

	1-Day Yield (%)	Shares
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,437,557)	3.72	1,437,557	1,437,557
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,234,571)	3.72	5,234,571	5,234,571
Total Investments (cost $406,313,204)		102.4%	542,640,448
Liabilities, Less Cash and Receivables		(2.4%)	(12,688,200)
Net Assets		100.0%	529,952,248

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $102,097,409 and the value of the collateral was
$100,963,517, consisting of cash collateral of $5,234,571 and U.S. Government & Agency securities valued at $95,728,946.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	20	6/18/2026	2,496,689	2,512,200	15,511
Gross Unrealized Appreciation					15,511
See notes to schedule of investments.

Schedule of Investments
Small Cap Stock Index Portfolio
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	534,757,789	—	—	534,757,789
Exchange-Traded Funds	1,210,531	—	—	1,210,531
Rights	—	0	—	0
Investment Companies	6,672,128	—	—	6,672,128
	542,640,448	0	—	542,640,448
Other Financial Instruments:
Futures††	15,511	—	—	15,511
	15,511	—	—	15,511

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2026 are set forth in the Statement of Investments.
At March 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $136,342,755, consisting of $191,282,104 gross unrealized appreciation and $54,939,349 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.